Cash and Cash Equivalents, Restricted Cash and Restricted Cash - Asbestos Cash and Cash Equivalents, Restricted Cash and Restricted Cash - Asbestos (Tables)	12 Months Ended
Mar. 31, 2019
Cash and Cash Equivalents, Restricted Cash and Restricted Cash - Asbestos [Abstract]
Cash and Cash Equivalents, Restricted Cash and Restricted Cash - Asbestos [Table Text Block]
The following table provides a reconciliation of Cash and cash equivalents, Restricted cash and Restricted cash - Asbestos reported within the consolidated balance sheets that sum to the total of the same such amounts shown in the consolidated statements of cash flows:

	31 March
(Millions of US dollars)	2019	2018
Cash and cash equivalents	$78.7	$281.6
Restricted cash	5.1	5.0
Restricted cash - Asbestos	39.8	26.6
Total cash and cash equivalents, restricted cash and restricted cash - Asbestos	$123.6	$313.2